BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basis Of Preparation Of Financial Statements [Abstract]
Period for deemed hyperinflation of functional currency	3 years
Threshold percent for deemed hyperinflation of functional currency	100.00%
Variation of index used for restatement of financial statements	2.1140	0.9479	0.5094
Accumulated price index movements in the three years	100.00%